Dividends on Preferred Stock and Common Stock (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	¥ 216,508	[1],[2]	¥ 134,966	[2]	¥ 131,016	[2]
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 30	[1]	¥ 20		¥ 20
Cash dividends In aggregate	12,173	[1],[2]	9,985	[2]	18,239	[2]
Thirteenth series class XIII preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 45	[1]	¥ 30		¥ 30
Cash dividends In aggregate	1,651	[1],[2]	1,101	[2]	1,101	[2]
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 9	[1]	¥ 8		¥ 10
Cash dividends In aggregate	¥ 202,684	[1],[2]	¥ 123,880	[2]	¥ 111,676	[2]

[1]	As MHFG commenced to distribute an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
[2]	Dividends paid on treasury stock are excluded.